SUBSEQUENT EVENTS (Employment and Consulting Agreements) (Details) (USD $)	1 Months Ended
	May 31, 2013	Mar. 31, 2013	Jan. 31, 2013	Jan. 31, 2013 Director serving as consultant for 3 years [Member]	Jan. 31, 2013 Director of Business Development [Member]	Dec. 31, 2012 Chief Technology Officer [Member]	Jan. 31, 2013 Director [Member]
Subsequent Event [Line Items]
Consulting fees				$ 275,000
Shares, Granted	651,000	4,200,000	84,000	1,000,000	150,000	6,000,000	3,000,000
Contractual term, in years, of stock options granted				5 years	5 years	5 years	5 years
Options granted, exercise price				$ 0.40	$ 0.48	$ 0.36	$ 0.37
Fair value of options granted, calculated using the Black-Scholes Pricing Model				135,890	24,841	865,642	482,391
Annual salary					$ 175,000	$ 450,000
Annual Percentage of Revenue Received as Compensation					1.00%